Cover	Oct. 25, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 25, 2026
Entity Registrant Name	LUDWIG ENTERPRISES, INC.
Entity Incorporation, State or Country Code	NV
Entity File Number	001-41881
Entity Tax Identification Number	30-0781353
Entity Address, Address Line One	3160 NW 1 Avenue
Entity Address, City or Town	Pompano Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33064
City Area Code	786
Local Phone Number	235-9026
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Central Index Key	0001960262